Pension Plan (Change In Projected Benefit Obligation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plan [Abstract]
Projected benefit obligation at beginning of year	$ 8,678,194	$ 8,942,161
Service cost	310,335	325,693	306,799
Interest cost	362,561	307,871	322,198
Actuarial loss (gain)	2,910,925	(624,138)
Benefit payments	(274,527)	(273,393)
Projected benefit obligation at end of year	$ 11,987,488	$ 8,678,194	$ 8,942,161